CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 17.7	$ 21.1	$ 1.5
Adjustments to reconcile net loss to net cash used in operating activities
Non-cash compensation expense related to stock options	0.2	0.5	0.5
Depreciation of vessels	29.2	26.5	9.1
Amortization of deferred finance charges	2.7	2.4	1.4
Change in assets and liabilities:
Accounts receivable	0.5	(0.5)	(0.8)
Amounts due to/from related parties	0.0	0.0	(2.7)
Accounts payable	0.5	(0.9)	0.5
Accrued expenses	(0.5)	4.3	1.0
Other current and non-current assets	(0.4)	0.3	(5.1)
Unearned income and other current liabilities	1.8	2.2	1.0
Net cash provided by operating activities	51.7	55.9	6.4
Cash flows from investing activities
Additions to newbuildings	0.0	(313.1)	(413.0)
Acquisition of equity method investment	0.0	(0.3)	0.0
Net cash used in investing activities	0.0	(313.4)	(413.0)
Cash flows from financing activities
Proceeds from issuance of common shares, net of paid issuance costs	15.5	0.0	62.2
Proceeds from issuance of long-term and short-term debt (net of deferred finance charges paid to lender)	0.0	295.5	391.4
Other deferred finance charges paid	0.0	(2.3)	(4.0)
Proceeds from short-term debt from related party	6.0	0.0	0.0
Proceeds from issuance of long-term debt from related party	0.0	0.0	1.0
Repayment of short-term and long-term debt from related party	(6.0)	0.0	(2.0)
Repayment of long-term and short-term debt	(27.3)	(21.2)	(16.8)
Payment of cash distributions	(26.9)	(20.6)	0.0
Net cash provided by (used in) financing activities	(38.7)	251.4	431.8
Net increase/(decrease) in cash, cash equivalents and restricted cash	13.0	(6.1)	25.2
Cash and cash equivalents at the beginning of the year	19.4	25.5	0.3
Cash and cash equivalents at the end of the year	32.4	19.4	25.5
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	$ (49.5)	$ (40.3)	$ (13.0)